Debt, cash and cash equivalents and lease liabilities - Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt (Details) - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	€ 20,408	€ 21,728	€ 24,339
Principal	18,932	20,086	22,392
Interest	1,476	1,642	1,947
Net cash flows related to derivative instruments	209	(51)	163
Total	20,617	21,677	24,502
Year 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	4,206	3,330	2,943
Principal	3,928	3,055	2,622
Interest	278	275	321
Net cash flows related to derivative instruments	24	(59)	135
Total	4,230	3,271	3,078
Year 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	868	3,826	3,019
Principal	661	3,588	2,757
Interest	207	238	262
Net cash flows related to derivative instruments	60	(1)	28
Total	928	3,825	3,047
Year 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	2,803	791	3,808
Principal	2,601	601	3,571
Interest	202	190	237
Net cash flows related to derivative instruments	38	2	0
Total	2,841	793	3,808
Year 4
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	3,184	1,937	791
Principal	3,011	1,751	601
Interest	173	186	190
Net cash flows related to derivative instruments	31	2	0
Total	3,215	1,939	791
Year 5
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	1,283	3,176	1,937
Principal	1,151	3,011	1,751
Interest	132	165	186
Net cash flows related to derivative instruments	31	2	0
Total	1,314	3,178	1,937
Year 5 and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	8,064	8,668	11,841
Principal	7,580	8,080	11,090
Interest	484	588	751
Net cash flows related to derivative instruments	25	3	0
Total	€ 8,089	€ 8,671	€ 11,841